Insurance technical provisions and pension plans (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pensions Plans Pgbl And Traditional Plans [Abstract]
At the beginning of the year	R$ 49,527,947	R$ 47,623,322
Receipt of premiums net of fees	2,882,617	2,683,007
Payment of benefits	(869,372)	(858,454)
Payment of redemptions	(2,697,073)	(2,615,186)
Adjustment for inflation and interest	3,832,265	3,232,938
Others	(440,979)	(537,680)
At the end of the year	R$ 52,235,405	R$ 49,527,947